Fair Value Measurements - Additional Information (Detail)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Fair Value Disclosures [Line Items]
Fair value of options			$ 25,711,000	$ 33,789,000
Montes Archimedes Acquisition Corp.
Fair Value Disclosures [Line Items]
Transfer between levels	$ 0	$ 0	0
Amount transferred to level 1	30,200,000	30,200,000	30,200,000
Change in fair value of derivative warrant liabilities	$ 22,959,500	$ (3,587,890)
Liability Instruments Measured At Fair Value [Member]
Fair Value Disclosures [Line Items]
Fair value of options			$ 62,400,000	$ 95,900,000
Minimum | Measurement Input, Discount Rate [Member]
Fair Value Disclosures [Line Items]
Discount rate	0.06		0.06
Maximum | Measurement Input, Discount Rate [Member]
Fair Value Disclosures [Line Items]
Discount rate	0.17		0.17